SCHEDULE OF OFFICE AND GENERAL EXPENSES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total	$ 19,971	$ 23,279	$ 44,700	$ 69,226	$ 45,781
Salaries And Benefits Expenses [Member]
Total	12,537	8,806
Office Rent and Related Expenses [Member]
Total	4,298	11,289	18,932	47,691
Transfer Agent Fee [Member]
Total	2,686	2,533	14,937	14,933
Regulatory Fee [Member]
Total	450	225	$ 10,831	$ 6,602
Other Expenses [Member]
Total		$ 426